Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	Property, Plant and Equipment and Capital Long-Term Prepayments

	Property, Plant and	Construction	Right-of-
Cost	Equipment	in Progress	use Assets	Total
Balance January 1, 2023	$5,989	$76,048	$301	$82,338
Additions during the year	—	16,942	—	16,942
Transfers from capital long-term prepayments	—	3,968	—	3,968
Impairment	—	(51,884)	—	(51,884)
Balance December 31, 2023	$5,989	$45,074	$301	$51,364
Reclassification	1,334	(1,334)	—	—
Additions during the year	133	386	—	519
Transfers to capital long-term prepayments	—	(139)	—	(139)
Asset retirement obligation – Change in estimate	(384)	—	—	(384)
Balance December 31, 2024	$7,072	$43,987	$301	$51,360

	Property, Plant and	Construction	Right-of-
Accumulated Depreciation	Equipment	in Progress	use Assets	Total
Balance January 1, 2023	$10	$—	$40	$50
Change for the year	—	—	56	56
Balance December 31, 2023	$10	$—	$96	$106
Change for the year	—	—	65	65
Balance December 31, 2023	$10	$—	$161	$171

Net Book Value
Balance December 31, 2023	$5,979	$45,074	$205	$51,258
Balance December 31, 2024	$7,062	$43,987	$140	$51,189

Majority of the Company’s property, plant, and equipment assets relate to the Refinery located near Temiskaming Shores, Ontario, Canada. The carrying value of property, plant, and equipment is $51,059 ( December 31, 2023 - $51,063), all of which is pledged as security for the 2028 Notes (Note 11).

During the year ended December 31, 2023, an impairment charge was recognized on the Refinery in Ontario. The impairment loss of $49,743 was determined based on the recoverable amount of the Refinery cash generating unit (“CGU”) that was based on value in use, assuming that commercial production will commence in 2026, and applying a discount rate of 20% and a terminal multiple of 4.75. The recoverable amount of the Refinery CGU was determined as $44,899. In addition, costs of $2,141 related to the black mass program were included in the impairment charge.

During the year ended December 31, 2024, the Company performed their annual impairment assessment and determined based on third party appraisal, the fair value less costs of disposal was determined to be higher than the carrying value of the Refinery CGU, resulting in no impairment charge.

Capitalized development costs for the year ended December 31, 2024 totaled $Nil (2023 - $16,942) of which capitalized borrowing costs were $Nil ( December 31, 2023 - $2,781).  Capital long-term prepayments of $139 ( December 31, 2023 - $Nil) relate to payments for long-term capital contracts made for Refinery equipment that have yet been received by the Company as at December 31, 2024.  No depreciation has been recorded for the Refinery in the current year ( December 31, 2023 and 2022 $Nil) as the asset is not yet in service.

Right-of-use asset relate to office lease which the Company entered into during 2022. Refer to Note 12.

Capital long-term
prepayments
Balance January 1, 2023	$3,087
Additions during the year	881
Transfers to property, plant and equipment	(3,968)
Balance December 31, 2023	$—
Additions during the year	139
Balance December 31, 2024	$139

Capital long-term prepayments relate to payments for long-term capital contracts made for Refinery equipment purchases that have not yet been received by the Company as of December 31, 2024, all of which are pledged as security for the 2028 Notes (Note 11). The prepayments mainly relate to milestone payments to vendors for the cobalt crystallizer and the solvent extraction equipment being manufactured for the Refinery.